INTEREST EXPENSE, NET (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Interest on long-term debt	10.8	34.5	59.6	72.0
Other	0.8	2.9	0.8	1.5
Interest Expense	11.6	37.4	60.4	73.5
Interest income	0	0	(0.1)	(0.3)
Interest expense, net	(11.6)	(37.4)	(60.3)	(73.2)	(71.9)	(69.1)